CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Accumulated other comprehensive income (loss) [1]	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of period at Mar. 31, 2021		¥ 5,826,863	¥ 2,967,385	¥ 318,114	¥ (7,124)		¥ 582,919
Purchases of treasury stock					(2,647)
Performance-based stock compensation program		(538)
Change in ownership interests in consolidated subsidiaries		(9,960)
Disposal of treasury stock					1,607
Net income (loss) attributable to MHFG shareholders	¥ 312,657		312,657
Change during period	38,196			37,671
Dividends declared			(95,201)
Other			(52)
Transactions between the MHFG Group and the noncontrolling interest shareholders							89,808
Dividends paid to noncontrolling interests							(10,807)
Net income (loss) attributable to noncontrolling interests	30,921						30,921
Other							525
Balance at end of period at Sep. 30, 2021	10,042,141	5,816,365	3,184,789	355,785	(8,164)	¥ 9,348,775	693,366
Balance at beginning of period at Mar. 31, 2022	9,442,231	5,816,834	2,665,608	440,112	(8,342)		528,019
Purchases of treasury stock					(1,941)
Performance-based stock compensation program		(740)
Change in ownership interests in consolidated subsidiaries		16,273
Disposal of treasury stock					1,731
Net income (loss) attributable to MHFG shareholders	(378,877)		(378,877)
Change during period	260,349			258,723
Dividends declared			(101,543)
Other			(133)
Transactions between the MHFG Group and the noncontrolling interest shareholders							226,180
Dividends paid to noncontrolling interests							(14,658)
Net income (loss) attributable to noncontrolling interests	(11,830)						(11,830)
Other							1,625
Balance at end of period at Sep. 30, 2022	¥ 9,437,041	¥ 5,832,367	¥ 2,185,055	¥ 698,835	¥ (8,552)	¥ 8,707,705	¥ 729,336

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”